EATON VANCE SMALL-CAP FUND
Supplement to Summary Prospectus dated May 1, 2014

The following replaces “Portfolio Manager.” under “Management”:

Portfolio Managers.  The Fund is managed by:

Nancy B. Tooke (lead portfolio manager), Vice President of Eaton Vance and BMR, who has managed the Fund and Small-Cap Portfolio (the portfolio the Fund invested in prior to May 1, 2012) since 2006;

Michael D. McLean, Vice President of Eaton Vance and BMR, who has managed the Fund since January 2015; and

J. Griffith Noble, Vice President of Eaton Vance and BMR, who has managed the Fund since January 2015.

January 29, 2015	17459 1.29.15

EATON VANCE SPECIAL EQUITIES FUND
Supplement to Summary Prospectus dated May 1, 2014

The following replaces “Portfolio Manager.” under “Management”:

Portfolio Managers.  The Fund is managed by:

Nancy B. Tooke (lead portfolio manager), Vice President of Eaton Vance and BMR, who has managed the Fund and Special Equities Portfolio (the portfolio the Fund invested in prior to May 1, 2012) since 2006;

Michael D. McLean, Vice President of Eaton Vance and BMR, who has managed the Fund since January 2015; and

J. Griffith Noble, Vice President of Eaton Vance and BMR, who has managed the Fund since January 2015.

January 29, 2015	17460 1.29.15

EATON VANCE BALANCED FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SMALL-CAP VALUE FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND
Supplement to Prospectus dated May 1, 2014, as revised November 3, 2014

1.  The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Small-Cap Fund”:

Portfolio Managers.  The Fund is managed by:

Nancy B. Tooke (lead portfolio manager), Vice President of Eaton Vance and BMR, who has managed the Fund and Small-Cap Portfolio (the portfolio the Fund invested in prior to May 1, 2012) since 2006;

Michael D. McLean, Vice President of Eaton Vance and BMR, who has managed the Fund since January 2015; and

J. Griffith Noble, Vice President of Eaton Vance and BMR, who has managed the Fund since January 2015.

2.  The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Special Equities Fund”:

Portfolio Managers.  The Fund is managed by:

Nancy B. Tooke (lead portfolio manager), Vice President of Eaton Vance and BMR, who has managed the Fund and Special Equities Portfolio (the portfolio the Fund invested in prior to May 1, 2012) since 2006;

Michael D. McLean, Vice President of Eaton Vance and BMR, who has managed the Fund since January 2015; and

J. Griffith Noble, Vice President of Eaton Vance and BMR, who has managed the Fund since January 2015.

3.  The following replaces the third paragraph under “Small-Cap Fund.” in “Management.” under “Management and Organization”:

Small-Cap Fund is managed by Nancy B. Tooke (lead portfolio manager), Michael D. McLean and J. Griffith Noble.  Ms. Tooke has served as a portfolio manager of Small-Cap Fund and Small-Cap Portfolio since February 2006 and manages other Eaton Vance portfolios. She has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR.  Mr. McLean and Mr. Noble have served as portfolio managers of the Fund since January 2015 and manage other Eaton Vance portfolios.  Mr. McLean has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR.  Prior to joining Eaton Vance in 2012, Mr. Noble was an equity analyst with BlackRock, Inc. (2008-2012).  Mr. Noble is a Vice President of Eaton Vance and BMR.

4.  The following replaces the third paragraph under “Special Equities Fund.” in “Management.” under “Management and Organization”:

Special Equities Fund is managed by Nancy B. Tooke (lead portfolio manager), Michael D. McLean and J. Griffith Noble.  Ms. Tooke has served as a portfolio manager of Special Equities Fund and Special Equities Portfolio since February 2006 and manages other Eaton Vance portfolios. She has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR.  Mr. McLean and Mr. Noble have served as portfolio managers of the Fund since January 2015 and manage other Eaton Vance portfolios.  Mr. McLean has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR.  Prior to joining Eaton Vance in 2012, Mr. Noble was an equity analyst with BlackRock, Inc. (2008-2012).  Mr. Noble is a Vice President of Eaton Vance and BMR.

January 29, 2015	17461 1.29.15

EATON VANCE BALANCED FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SMALL-CAP VALUE FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND
Supplement to Statement of Additional Information dated May 1, 2014, as revised July 1, 2014

The following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Michael D. McLean*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
J. Griffith Noble*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

* As of December 31, 2014.  Messrs. McLean and Noble became portfolio managers effective January 29, 2015 and joined the portfolio management team for all of the accounts currently managed by Ms. Tooke.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Small-Cap Fund
Michael D. McLean*	None	$100,001 - $500,000
J. Griffith Noble*	None	$100,001 - $500,000
Special Equities Fund
Michael D. McLean*	$10,001 - $50,000	$100,001 - $500,000
J. Griffith Noble*	$10,001 - $50,000	$100,001 - $500,000

* As of December 31, 2014.

January 29, 2015